SEGMENT INFORMATION (Schedule of Revenue Derives From Transfer of Goods and Services) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Timing of revenue recognition
At a point in time	$ 56,540	$ 62,187	$ 80,706
Over time	292	334	443
Total	56,832	62,521	81,149
America [Member]
Timing of revenue recognition
At a point in time	44,692	50,174	66,806
Over time	292	334	443
Total	44,984	50,508	67,249
Ireland [Member]
Timing of revenue recognition
At a point in time	11,848	12,013	13,900
Over time	0	0	0
Total	11,848	12,013	13,900
Customer [Member]
Timing of revenue recognition
At a point in time	56,540	62,187	80,706
Over time	292	334	443
Total	56,832	62,521	81,149
Customer [Member] | America [Member]
Timing of revenue recognition
At a point in time	31,990	35,223	52,336
Over time	292	334	443
Total	32,282	35,557	52,779
Customer [Member] | Asia Or Africa Member
Timing of revenue recognition
At a point in time	18,909	20,401	21,402
Over time	0	0	0
Total	18,909	20,401	21,402
Customer [Member] | Europe [Member]
Timing of revenue recognition
At a point in time	5,641	6,563	6,968
Over time	0	0	0
Total	$ 5,641	$ 6,563	$ 6,968